Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NYLIM CBRE Real Estate & Infrastructure ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	12.29%	5.61%
NYLIM MacKay Core Plus Bond ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.38%	4.30%	7.22%	(14.31%)
NYLIM MacKay High Income ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	8.55%	7.04%	12.95%
NYLIM MacKay Securitized Income ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.86%	4.46%	6.36%	(11.87%)	0.72%	6.41%
NYLIM MacKay Muni Insured ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	4.27%	1.51%	6.98%	(11.10%)	1.71%	7.45%	8.06%	1.68%
NYLIM MacKay Muni Intermediate ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	4.77%	1.82%	5.30%	(7.45%)	1.70%	5.87%	7.98%	2.06%
NYLIM MacKay California Muni Intermediate ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	5.55%	1.69%	5.80%	(12.16%)
NYLIM Winslow Large Cap Growth ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	14.62%	31.50%	43.20%
NYLIM Winslow Focused Large Cap Growth ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	14.15%	37.53%	38.34%